Prepayments (Details) - Schedule of Prepayments - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Prepayments [Line Items]
Total prepayments	$ 693,488	$ 112,066
Related Party [Member]
Schedule of Prepayments [Line Items]
Total prepayments		96,745
Third Parties [Member]
Schedule of Prepayments [Line Items]
Total prepayments	$ 693,488	$ 15,321